Acquisitions (Details)										1 Months Ended			9 Months Ended		12 Months Ended
	Apr. 15, 2024 USD ($)	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Feb. 09, 2024 USD ($)	Sep. 18, 2023 USD ($)	Jul. 19, 2023 USD ($)	Jul. 18, 2023	Apr. 19, 2023 USD ($) $ / shares shares	Nov. 01, 2022 USD ($)	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 28, 2024 $ / shares
Acquisitions [Line Items]
Shares Issued, Price Per Share (in Dollars per share) | $ / shares																	$ 0.481
Net proceeds from offering														$ 6,432,000	$ 6,431,612
Other short-term liability																3,201
Other Liabilities, Noncurrent													20,467,000		19,401,398	$ 20,203,700
Maestro [Member]
Acquisitions [Line Items]
Total purchase price paid, net of cash acquired									$ 19,900,000
Adjusted Purchase Price									$ 22,100,000
Accrue interest percent									10.00%
Percentage of net proceeds of the Offering									35.00%
Number of days after closing of offering									60 days
2024									$ 5,000,000
2025									11,000,000
2026									19,000,000
2027									$ 28,000,000
Paid to seller										$ 158,000	$ 158,000	$ 158,000
Business acquisition, outstanding principle balance															19,900,000
Business acquisition, accrued interest on principle															122,982
Other liabilities															20,022,982
Other short-term liability															631,584
Other Liabilities, Noncurrent															19,391,398
Business combination, monthly payments	$ 158,000	$ 158,000		$ 158,000
Accumulated Annual Payments 2024													2,300,000		2,294,751
Accumulated Annual Payments 2025													5,300,000		5,300,000
Accumulated Annual Payments 2026													13,300,000		13,300,000
Accumulated Annual Payments 2027													22,300,000		22,300,000
Accumulated annual payments reduction criteria amount 2024													2,300,000		2,294,751
Accumulated annual payments reduction criteria amount 2025													8,300,000		8,300,000
Accumulated annual payments reduction criteria amount 2026													16,300,000		16,300,000
Accumulated annual payments reduction criteria amount 2027													$ 25,300,000		25,300,000
Property And Equipment, Adjustment During Period															(159,920)
Incremental amortization expense related to intangible and tangible assets acquired															(38,220)
Incremental amortization expense related to intangible and tangible assets acquired															$ 82,000
Debt Seller [Member] | Maestro [Member]
Acquisitions [Line Items]
Payment on net proceeds of offering until such time as purchase price paid in full								$ 2,294,751
Percentage of payment on net proceeds of offering until such time as purchase price paid in full								35.00%
Percentage of payment on net proceeds of offering due amount as purchase price to be paid							50.00%
Payment on net proceeds of offering due amount as purchase price to be paid					$ 947,376	$ 1,147,376
Paid to seller					$ 200,000
Number of installments for payment of consideration					6
Payment on net proceeds of offering due amount as purchase price to be paid in six payments					$ 157,896
Payment on net proceeds of offering due amount as purchase price to be paid in six payments					2024-04
Subsequent Event [Member] | Maestro [Member]
Acquisitions [Line Items]
Paid to seller			$ 157,896
Business combination, monthly payments			$ 157,896
Forecast [Member] | Maestro [Member]
Acquisitions [Line Items]
Business combination, monthly payments	$ 157,896	$ 157,896
Public Offering [Member]
Acquisitions [Line Items]
Issuance of common stock in connection with public offering, net (in Shares) | shares								1,850,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares								$ 4
Gross proceeds from offering								$ 7,400,000
Net proceeds from offering								$ 6,400,000